SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Company's revenues geographic location (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Total	$ 61,290,816	$ 79,661,792	$ 73,502,883
China
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Total	20,736,852	16,901,791	16,557,196
United States
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Total	13,870,048	13,895,115	4,388,241
Canada
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Total	0	0	15,557,800
Romania
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Total	0	0	5,709,713
UK
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Total	1,078,770	0	655,102
Spain
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Total	(490,466)	2,839,291	0
France
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Total	14,025	96,210	152,548
Poland
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Total	24,850,487	24,943,755	10,008,838
Italy
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Total	779,475	0	0
Hungary
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Total	451,625	20,985,630	20,473,445
UK
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Total	$ 1,078,770	$ 0	$ 655,102